UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: January 31,2010

Date of reporting period: April 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/09 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	April 30, 2009

Principal Amount		Value

CORPORATE BONDS & NOTES (76.4%)
	AEROSPACE/DEFENSE (1.0%)
$350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	$340,375
	AUTO & TRUCK (1.5%)
500,000	Ford Motor Co., Global Landmark Securities, 7.45%, 7/16/31	267,500
300,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	228,848
		496,348

	AUTO PARTS (0.2%)
350,000	Lear Corp., Senior Notes Ser. B, 8.75%, 12/1/16	54,250
	CABLE TV (2.1%)
350,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 6.38%, 6/15/15	335,125
400,000	MediaCom LLC, Senior Notes, 9.50%, 1/15/13	392,000
		727,125

	COMPUTER & PERIPHERALS (0.5%)
250,000	Unisys Corp., Senior Notes, 6.88%, 3/15/10	177,500
	DRUG (1.3%)
500,000	Elan Finance PLC, Senior Notes, 7.75%, 11/15/11	445,000
	ELECTRICAL EQUIPMENT (2.9%)
400,000	Baldor Electric Co., Senior Notes, 8.63%, 2/15/17	354,000
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	348,000
300,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	273,690
		975,690

	ELECTRICAL UTILITY - CENTRAL (0.5%)
300,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	170,250
	ELECTRICAL UTILITY - EAST (1.1%)
400,000	NRG Energy, Inc., Senior Notes, 7.38%, 2/1/16	385,000
	ENTERTAINMENT (2.5%)
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	465,000
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	374,000
		839,000

	ENVIRONMENTAL (1.2%)
400,000	Allied Waste North America, Inc., Senior Notes, 7.88%, 4/15/13	406,000

Principal Amount		Value

	FINANCIAL SERVICES - DIVERSIFIED (0.9%)
$81,000	Broadridge Financial Solutions, Inc., 6.13%, 6/1/17	$66,482
350,000	GMAC LLC, Senior Guaranteed Notes, 8.00%, 11/1/31 (1)	245,122
		311,604

	FOOD PROCESSING (2.0%)
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	249,000
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	292,500
200,000	Pilgrim's Pride Corp., Senior Subordinated Notes, 8.38%, 5/1/17 (2)	138,500
		680,000

	HOME BUILDING (1.2%)
400,000	Toll Corp., Senior Subordinated Notes, 8.25%, 2/1/11	399,000
	HOTEL/GAMING (1.1%)
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	380,000
	MACHINERY (3.7%)
400,000	Black & Decker Corp. (The), 8.95%, 4/15/14	421,592
350,000	Case New Holland, Inc., Senior Notes, 7.13%, 3/1/14	306,250
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	328,000
300,000	United Rentals North America, Inc., 7.75%, 11/15/13	193,500
		1,249,342

	MEDICAL SERVICES (2.9%)
400,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	398,000
300,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	251,286
350,000	Psychiatric Solutions, Inc., Senior Subordinated Notes, 7.75%, 7/15/15	320,250
		969,536

	MEDICAL SUPPLIES (0.9%)
310,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	308,450
	METALS & MINING DIVERSIFIED (2.3%)
250,000	Alcoa, Inc., 6.00%, 7/15/13	223,390
250,000	Freeport-McMoRan Copper & Gold, Inc., Senior Notes, 6.88%, 2/1/14	247,747
300,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	295,500
		766,637

	NATURAL GAS - DISTRIBUTION (2.6%)
350,000	AmeriGas Partners L.P., Senior Notes, 7.25%, 5/20/15	342,125

Value Line Aggressive Income Trust

April 30, 2009

Principal Amount		Value

$600,000	Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Senior Notes, 6.75%, 5/1/14	$541,500
		883,625

	NATURAL GAS - DIVERSIFIED (5.4%)
300,000	Chesapeake Energy Corp., Senior Notes, 7.50%, 6/15/14	283,500
350,000	Dynegy Holdings, Inc., Senior Notes, 7.50%, 6/1/15	274,750
400,000	Newfield Exploration Co., Senior Notes, 6.63%, 9/1/14	368,000
300,000	ONEOK Partners L.P., Senior Notes, 8.63%, 3/1/19	304,914
600,000	Williams Companies, Inc., Notes, 7.13%, 9/1/11	606,000
		1,837,164

	OFFICE EQUIPMENT & SUPPLIES (0.8%)
250,000	Staples, Inc., Senior Notes, 9.75%, 1/15/14	274,602
	OILFIELD SERVICES/EQUIPMENT (6.0%)
400,000	Complete Production Services, Inc., Senior Notes, 8.00%, 12/15/16	296,000
600,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	504,000
495,000	Nabors Industries, Inc., Guaranteed Senior Notes, 6.15%, 2/15/18	413,985
250,000	North American Energy Partners, Inc., 8.75%, 12/1/11	193,750
250,000	W&T Offshore, Inc., Senior Notes, 8.25%, 6/15/14 (1)	183,750
500,000	Whiting Petroleum Corp., Senior Notes, 7.25%, 5/1/13	440,000
		2,031,485

	PETROLEUM - INTEGRATED (0.8%)
350,000	Tesoro Corp., Notes, 6.50%, 6/1/17	284,375
	PETROLEUM - PRODUCING (12.0%)
250,000	Anadarko Petroleum Corp., Senior Notes, 7.63%, 3/15/14	256,403
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	309,750
500,000	Encore Acquisition Co., Senior Subordinated Notes, 6.25%, 4/15/14	422,500
300,000	Frontier Oil Corp., 8.50%, 9/15/16	297,000
500,000	KCS Energy, Inc., Senior Notes, 7.13%, 4/1/12	466,250
500,000	Noble Energy, Inc., Notes, 8.25%, 3/1/19	544,883
300,000	PetroHawk Energy Corp., Senior Notes, 7.88%, 6/1/15 (1)	281,250
428,000	PetroQuest Energy, Inc., Senior Notes, 10.38%, 5/15/12	308,160
500,000	Plains Exploration & Production Co., Senior Notes, 7.75%, 6/15/15	457,500

Principal Amount		Value

$325,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Senior Notes, 8.38%, 12/15/13	$303,875
300,000	Stone Energy Corp., Senior Subordinated Notes, 8.25%, 12/15/11	157,500
350,000	Swift Energy Co., Senior Notes, 7.63%, 7/15/11	281,750
		4,086,821

	POWER (0.9%)
350,000	RRI Energy, Inc., 7.63%, 6/15/14	315,875
	R.E.I.T. (0.9%)
300,000	Simon Property Group L.P., 10.35%, 4/1/19	313,617
	RAILROAD (1.2%)
400,000	CSX Corp., Notes, 7.38%, 2/1/19	411,951
	RECREATION (0.7%)
300,000	Royal Caribbean Cruises Ltd., Senior Notes, 6.88%, 12/1/13	223,500
	RENTAL AUTO/EQUIPMENT (0.7%)
300,000	Hertz Corp., 8.88%, 1/1/14	232,500
	RETAIL - SPECIAL LINES (3.3%)
500,000	Best Buy Co, Inc., Notes, 6.75%, 7/15/13	493,854
300,000	NBTY, Inc., Senior Subordinated Notes, 7.13%, 10/1/15	270,000
350,000	Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11	346,500
		1,110,354

	RETAIL STORE (0.8%)
410,000	Dillard's, Inc., Notes, 7.85%, 10/1/12	278,800
	SEMICONDUCTOR (0.6%)
300,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	216,000
	SHOE (1.2%)
500,000	Payless ShoeSource, Inc., Senior Subordinated Notes, 8.25%, 8/1/13	415,000
	STEEL - INTEGRATED (0.8%)
346,000	United States Steel Corp., Senior Notes, 5.65%, 6/1/13	277,833
	TELECOMMUNICATION SERVICES (5.6%)
500,000	Citizens Communications Co., Notes, 9.25%, 5/15/11	526,250
350,000	Cricket Communications, Inc., 9.38%, 11/1/14	346,500
350,000	MetroPCS Wireless, Inc., Senior Notes, 9.25%, 11/1/14	350,437
350,000	Sprint Capital Corp., 8.38%, 3/15/12	335,563
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	348,250
		1,907,000

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Principal Amount		Value

	TOBACCO (0.8%)
$300,000	Reynolds American, Inc., Senior Secured Notes, 6.75%, 6/15/17	$269,641
	TRUCKING (0.6%)
200,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	201,056
	WIRELESS NETWORKING (0.9%)
300,000	Crown Castle International Corp., Senior Notes, 9.00%, 1/15/15	306,000

	TOTAL CORPORATE BONDS & NOTES (Cost $27,909,247)	25,958,306

CONVERTIBLE CORPORATE BONDS & NOTES (6.9%)
	COMPUTER & PERIPHERALS (1.8%)
100,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	77,625
400,000	NetApp, Inc., Senior Notes, 1.75%, 6/1/13 (1)	355,500
300,000	SanDisk Corp. 1.00%, 5/15/13	193,500
		626,625

	MACHINERY (1.0%)
400,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	340,500
	MEDICAL SERVICES (1.1%)
250,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	200,313
200,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	164,500
		364,813

	MEDICAL SUPPLIES (1.7%)
250,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	212,187
400,000	Medtronic, Inc., Senior Notes, 1.63%, 4/15/13	360,500
		572,687

	OILFIELD SERVICES/EQUIPMENT (0.2%)
100,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25	61,750
	SEMICONDUCTOR (0.6%)
350,000	Micron Technology, Inc., Senior Notes, 1.88%, 6/1/14	199,500

	TELECOMMUNICATION SERVICES (0.5%)
$250,000	NII Holdings, Inc. 3.13%, 6/15/12	$182,500

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $2,244,070)	2,348,375

Shares		Value

COMMON STOCKS (3.8%)

	AUTO PARTS (0.3%)
2,000	Eaton Corp.	87,600
	DRUG (0.6%)
5,000	Pfizer, Inc.	66,800
5,000	Sanofi-Aventis ADR	143,600
		210,400

	ELECTRICAL EQUIPMENT (0.2%)
5,000	General Electric Co.	63,250
	HOUSEHOLD PRODUCTS (0.1%)
1,000	Procter & Gamble Co. (The)	49,440
	MACHINERY (0.2%)
4,000	Ingersoll-Rand Co., Ltd. Class A	87,080
	METALS FABRICATING (0.1%)
2,000	Trinity Industries, Inc.	29,021
	NATURAL GAS - DIVERSIFIED (0.2%)
5,000	Penn Virginia Corp.	75,645
	OIL/GAS DISTRIBUTION (0.3%)
2,500	Energy Transfer Partners L.P.	98,875
	R.E.I.T. (1.3%)
1,000	AvalonBay Communities, Inc.	56,810
3,000	Boston Properties, Inc.	148,260
6,000	Equity Residential	137,340
35	Simon Property Group, Inc.	1,806
6,000	SL Green Realty Corp.	105,960
		450,176

	RAILROAD (0.2%)
2,000	CSX Corp.	59,180
	TELECOMMUNICATION SERVICES (0.3%)
4,000	AT&T, Inc.	102,480

	TOTAL COMMON STOCKS (Cost $1,260,275)	1,313,147

Shares		Value

PREFERRED STOCKS (0.2%)

	R.E.I.T. (0.2%)
3,000	Health Care REIT, Inc. Series F 7 5/8%	$60,030

	TOTAL PREFERRED STOCKS (Cost $75,000)	60,030

	TOTAL INVESTMENT SECURITIES (87.3%) (Cost $31,488,592)	29,679,858

Principal Amount		Value

REPURCHASE AGREEMENT (3) (10.3%)

$3,500,000	With Morgan Stanley, 0.10%, dated 4/30/09, due 5/1/09, delivery value $3,500,010 (collateralized by $2,510,000 U.S. Treasury Bonds 8.125%, due 8/15/19, with a value of $3,564,317)	3,500,000

	TOTAL REPURCHASE AGREEMENTS (Cost $3,500,000)	3,500,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)		811,456

NET ASSETS (4) (100%)		$33,991,314

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($33,991,314 ÷ 8,302,222 shares outstanding)		$4.09

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Security currently in default.
(3)
The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(4)
For federal income tax purposes, the aggregate cost was $31,488,592, aggregate gross unrealized appreciation was $753,232, aggregate gross unrealized depreciation was $2,561,966 and the net unrealized depreciation was $1,808,734.

ADR	American Depositary Receipt.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective February 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,373,177.10	-
Level 2 - Other Significant Observable Inputs	31,806,681.23	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,179,858.33	-

*Other financial instruments include futures, forwards and swap contracts.

For the period ended 4/30/09, there were no Level 3 investments.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer

Date:	June 29, 2009